BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

The bank loans as of December 31, 2025 and June 30, 2026 are set out below:

Bank loans	Currency	Period	Interest rate	Carrying amount
				SGD’000
Secured floating rate bank loans	SGD	2024 - 2029	SIBOR+1.25% to +1.5%	3,927
	US$	2023 - 2029	London Inter Bank Offer Rate +1.25%	95
Balance as of December 31, 2025				4,022

Secured floating rate bank loans, representing balance as of June 30, 2026	SGD	2024 - 2029	SIBOR+1.25% to +1.5%	3,362
Balance as of June 30, 2026 (US$)				2,598

SCHEDULE OF MATURITIES OF BANK LOANS
Bank loans	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
	SGD’000
Secured floating rate bank loans	3,927	1,127	1,138	1,142	520	-	-
	95	25	25	23	22	-	-
Balance as of December 31, 2025	4,022	1,152	1,163	1,165	542	-	-

	Carrying amount	Within 1 year	2028	2029	2030	2031	Thereafter
	SGD’000
Secured floating rate bank loans, representing balance as of June 30, 2026	3,362	1,130	1,139	1,062	31	-	-
Balance as of June 30, 2026 (US$)	2,598	873	880	821	24	-	-